Other Gains (Losses) (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Gains Net [Abstract]
Summary of Other gains (losses)

Other gains (losses) for the years ended December 31, 2017, 2016 and 2015, are as follows:

	For the years ended December 31,
	2017	2016	2015
Other Gains (Losses)	ThCh$	ThCh$	ThCh$
Gain on sale of building (Alonso de Cordova)	—	—	14,610,544
Gain on sale of Tunel El Melón	—	—	4,207,167
Gain on sale of GNL Quintero S.A. (**)	—	121,325,018	—
Gain on sale of Electrogas (*)	105,311,912	—	—
Gain on sale of investment properties	—	—	1,463,163
Gain on sale of assets	7,779,531	—	—
Other	149,753	165,044	(225,129)
Total	113,241,196	121,490,062	20,055,745

(*)	See Note 5.
(**)	See Note 12.